Consolidated Statement of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 18,046,349	$ 2,540,451	¥ 16,030,636	¥ 21,265,930
Cost of sales	(15,130,711)	(2,130,006)	(13,532,102)	(18,507,839)
Gross profit	2,915,638	410,445	2,498,534	2,758,091
Other operating income	469,300	66,065	334,349	326,171
Other operating expenses	(26,938)	(3,792)	2,407	(9,982)
Research and development expenses	(876,578)	(123,399)	(836,438)	(848,812)
Selling, general and administrative expenses	(1,871,973)	(263,525)	(1,479,561)	(1,561,935)
Operating profit	609,449	85,794	519,291	663,533
Finance costs	(100,175)	(14,102)	(95,472)	(115,928)
Share of results of associates, net of tax	(5)	(1)	(1,547)	90
Share of results of joint ventures, net of tax	62,083	8,740	(27,546)	(95,985)
Profit before tax	571,352	80,431	394,726	451,710
Income tax expense	(148,496)	(20,904)	(59,065)	(43,816)
Profit for the year	422,856	59,527	335,661	407,894
Attributable to:
Equity holders of the Company	285,518	40,193	218,581	272,673
Non-controlling interests	137,338	19,334	117,080	135,221
Profit for the year	¥ 422,856	$ 59,527	¥ 335,661	¥ 407,894
Earnings per share (dollar per share)
- Basic | (per share)	¥ 6.99	$ 0.98	¥ 5.35	¥ 6.67
- Diluted | (per share)	¥ 6.99	$ 0.98	¥ 5.35	¥ 6.67